TRANSACTIONS THAT DO NOT INVOLVE CASH	12 Months Ended
Dec. 31, 2022
Transactions That Do Not Involve Cash
TRANSACTIONS THAT DO NOT INVOLVE CASH

34.	TRANSACTIONS THAT DO NOT INVOLVE CASH

The following transactions did not involve cash or cash equivalents during the year ended December 31, 2022:

(i)	Capitalized loan interest: for the year ended December 31, 2022 amounted to R$93,261 (R$57,001 during the year ended December 31, 2021).
(ii)	Addition of lease by right-of-use assets and respective lease liability: for the year ended December 31, 2022 amounted to R$1,178,709 (R$686,764 for the year ended December 31, 2021).